 Balanced Portfolio
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------
ISSUER                                                SHARES          VALUE
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS--56.0%
------------------------------------------------------------------------------

COMMERCIAL SERVICES--0.8%
Interpublic Group, Inc. .......................        34,200     $  2,096,887
                                                                  ------------
COMMODITIES & PROCESSING--3.9%
EI du Pont de Nemours .........................        48,700        3,062,013
Praxair, Inc. .................................        44,600        2,497,600
Nucor Corp. ...................................        23,500        1,327,750
Sherwin Williams Co. ..........................        58,100        1,793,838
Ucar Int'l Inc. ...............................        24,800        1,134,600
                                                                  ------------
                                                                     9,815,801
                                                                  ------------
CONSUMER DURABLES--0.6%
Leggett & Platt Inc. ..........................        36,000        1,548,000
                                                                  ------------
CONSUMER NON-DURABLES--11.3%
Clorox Co. ....................................        18,100        2,389,200
Coca-Cola Co. .................................        83,300        5,622,750
Colgate-Palmolive Co. .........................        64,700        4,221,675
Gillette Co. ..................................        36,600        3,467,850
Kimberly-Clark Corp. ..........................        33,700        1,676,575
PepsiCo, Inc. .................................        96,500        3,624,781
Philip Morris Companies, Inc. .................       100,600        4,464,125
Procter & Gamble Co. ..........................        20,800        2,938,000
                                                                  ------------
                                                                    28,404,956
                                                                  ------------

CONSUMER SERVICES--4.1%
Carnival Corp. ................................        53,600        2,211,000
Gannett Co. Inc. ..............................        41,300        4,078,375
Service Corp. Intl ............................        60,600        1,992,225
Walt Disney Co. ...............................        24,900        1,998,225
                                                                  ------------
                                                                    10,279,825
                                                                  ------------
ELECTRONICS/TECHNOLOGICAL SERVICES--9.0%
Applied Materials Inc.* .......................        18,400        1,302,950
Automatic Data Processing .....................        60,400        2,838,800
Compaq Computer ...............................        12,700        1,260,475
First Data Corp. ..............................        55,600        2,442,925
Hewlett Packard Co. ...........................        29,500        1,652,000
Intel Corp. ...................................        22,300        3,162,419
Microsoft Corp.* ..............................        44,500        5,623,688
Motorola ......................................        18,600        1,413,600
Perkin-Elmer Corp. ............................        37,600        2,991,550
                                                                  ------------
                                                                    22,688,407
                                                                  ------------
FINANCE--5.7%
American International Group ..................        10,700        1,598,313
Chubb Corp. ...................................        30,500        2,039,687
Federal National
 Mortgage Association .........................        32,400        1,413,450
Franklin Resources Inc. .......................        28,200        2,046,262
Norwest Corp. .................................        27,600        1,552,500
State Street Boston Corp. .....................        36,800        1,702,000
Travelers Group Inc. ..........................        38,365        2,419,393
Zions BanCorporation ..........................        40,900        1,538,862
                                                                  ------------
                                                                    14,310,467
                                                                  ------------
HEALTH SERVICES/TECHNOLOGY--9.1%
Abbott Labs ...................................        53,600        3,577,800
Eli Lilly & Co. ...............................        20,500        2,240,906
Health Management
 Associates* ..................................        76,950        2,193,075
Johnson & Johnson .............................        53,600        3,450,500
Merck & Co., Inc. .............................        24,500        2,535,750
Pfizer Inc. ...................................        27,700        3,310,150
Schering-Plough Corp. .........................        50,800        2,432,050
Warner Lambert Co. ............................        26,400        3,280,200
                                                                  ------------
                                                                    23,020,431
                                                                  ------------
PRODUCER/MANUFACTURING--7.1%
Deere & Co. ...................................        59,200        3,248,600
Emerson Electric Co. ..........................        36,100        1,987,756
General Electric Co. ..........................        99,700        6,517,887
Illinois Tool Works Inc. ......................        58,100        2,901,369
Xerox Corp. ...................................        42,300        3,336,412
                                                                  ------------
                                                                    17,992,024
                                                                  ------------
RETAIL TRADE--4.4%
Consolidated Stores Corp. .....................        74,500        2,588,875
Gap Stores ....................................        37,400        1,453,926
Home Depot ....................................        21,900        1,509,731
Kohls Corp.* ..................................        47,600        2,519,825
Walgreen Co. ..................................        57,100        3,061,988
                                                                  ------------
                                                                    11,134,345
                                                                  ------------
TOTAL COMMON STOCKS
 (Identified Cost $110,277,701) ...............                    141,291,143
                                                                  ------------
------------------------------------------------------------------------------
FIXED INCOME - 43.4%
------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------
ASSET BACKED SECURITIES--1.4%
Green Tree Financial Corp.
 8.05% due 11/15/27 ...........................    $3,500,000        3,636,710
                                                                  ------------

MORTGAGE OBLIGATIONS--17.9%
COLLATERALIZED MORTGAGE OBLIGATIONS--7.6%
Asset Securitization Corp. Ser. 95
 8.15% due 3/04/20 ............................     2,000,000        2,137,813
Asset Securitization Corp. Ser. 95
 7.384% due 8/13/29 ...........................     2,500,000        2,539,063
Associates Corp. N.A  5.96% due 5/15/37 .......     1,750,000        1,765,977
Atlantic City Electric
 7.01% due 8/23/02 ............................     1,380,000        1,386,955
Federal Home Loan Mortgage Corp.
 6.00% due 3/15/09 ............................     1,156,012        1,054,132
Interamerica Development Bank
 6.95% due 8/01/26 ............................     2,000,000        2,051,700
GE Capital Mortgage Services, Inc.
 7.50% due 3/25/27 ............................       997,259          998,038
GMAC Commercial Mortgage 7.22% due 2/15/06 ....     1,000,000        1,010,937
Merrill Lynch Mortgage Corp. 6.95% due 6/18/29      1,425,000        1,433,906
Norwest Asset Securities Corp. 7.50% due 3/25/27    1,495,879        1,496,814
Norwest Asset Securities Corp. 7.00% due 4/25/12    1,981,266        1,963,001
Residential Asset Securitization
 Trust 7.75% due 4/25/27 ......................     1,500,000        1,524,844
                                                                  ------------
                                                                    19,363,180
                                                                  ------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS--4.3%
Federal Home Loan Mortgage Corp.
 7.50% due 7/1/12 (TBA) .......................     2,200,000        2,232,312
 7.50% due 1/15/20 ............................     2,839,478        2,854,922
 7.50% due 5/15/23 ............................     1,772,757        1,779,404
 8.50% due 6/01/01 ............................        19,893           20,222
 9.50% due 2/01/01 ............................        11,427           11,915
Federal National Mortgage Association
 7.50% due 10/01/25 ...........................       267,768          268,352
 7.50% due 11/01/25 ...........................     3,557,051        3,564,805
 9.00% due 11/01/01 ...........................        17,452           17,970
                                                                  ------------
                                                                    10,749,902
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--6.0%
 7.25% due 10/16/22 ...........................     6,452,961        6,469,094
 7.50% due 7/15/25 ............................     3,131,076        3,139,874
 7.50% due 5/15/26 ............................     2,867,453        2,875,511
 7.50% due 6/15/26 ............................     1,879,546        1,884,828
 8.25% due 7/15/05 ............................       746,450          763,708
                                                                  ------------
                                                                    15,133,015
                                                                  ------------

TOTAL MORTGAGE OBLIGATIONS                                          45,246,097
                                                                  ============
DOMESTIC CORPORATE BONDS--0.7% Aetna Services Inc.
 6.97% due 8/15/36 ............................     1,700,000        1,716,796
                                                                  ------------

YANKEES--0.8%
Enersis, 6.90% due 12/01/06 ...................     2,000,000        1,942,560
                                                                  ------------

UNITED STATES GOVERNMENT
 & AGENCY OBLIGATIONS--22.6%
UNITED STATES TREASURY BOND--2.3%
 6.625% due 2/15/27 ...........................    $5,850,000     $  5,723,874
                                                                  ------------
UNITED STATES TREASURY NOTES--19.6%
 6.25% due 6/30/98 ............................     9,500,000        9,541,515
 5.875% due 11/15/99 ..........................     1,200,000        1,192,308
 6.625% due 6/30/01 ...........................    14,000,000       14,131,180
 6.50% due 5/31/02 ............................     4,500,000        4,518,270
 6.625% due 4/30/02 ...........................     5,500,000        5,550,710
 5.875% due 2/15/04 ...........................     7,000,000        6,782,370
 6.50% due 10/15/06 ...........................     7,800,000        7,767,084
                                                                  ------------
                                                                    49,483,437
                                                                  ------------
UNITED STATES AGENCY OBLIGATIONS-0.7%
Tennessee Valley Authority
 5.98% due 4/01/36 ............................     1,750,000        1,762,728
                                                                  ------------

TOTAL UNITED STATES GOVERNMENT
 & AGENCY OBLIGATIONS                                               56,970,039
                                                                  ------------

TOTAL FIXED INCOME
 (Identified cost $109,703,448)                                    109,512,202
                                                                  ------------
------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
------------------------------------------------------------------------------

Merrill Lynch Repurchase Agreement
 5.75% due 7/01/97, proceeds
at maturity $2,921,467 (collateralized
by $2,983,944 U.S. Treasury Strips
zero coupon due 11/15/03) .....................                   $  2,921,000


United States Treasury Bill
 5.18% due 12/11/97 ...........................                        116,737
                                                                  ------------
                                                                     3,037,737
                                                                  ------------
TOTAL INVESTMENTS
(Identified cost $223,018,886) ................         100.6%     253,841,082
OTHER ASSETS
 LESS LIABILITIES .............................          (0.6)      (1,505,370)
                                                        -----     ------------
NET ASSETS ....................................         100.0%    $252,335,712
                                                        =====     ============

------------------------------------------------------------------------------
FUTURES CONTRACTS
------------------------------------------------------------------------------
Futures contracts which were open at June 30,1997 are as follows:

                                       NUMBER OF   EXPIRATION      UNREALIZED
CONTRACTS                              CONTRACTS      DATE         GAIN/LOSS
-------                                ---------   ----------      ----------
U.S. Treasury 5-year Note ....            35      September 1997    (14,375)


*Non-income producing
See notes to financial statements

 Balanced Portfolio
------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)

ASSETS:
Investments at value (Note 1A) (Identified Cost, $223,018,886) ...  $253,841,082
Cash .............................................................            92
Receivable for investments sold ..................................     2,017,161
Dividends and interest receivable ................................     1,918,210
Receivable for daily variation on future contracts ...............         8,750
                                                                    ------------
 Total assets ....................................................   257,785,295
                                                                    ------------
LIABILITIES:
Payable for investments purchased ................................     5,335,178
Payable to affiliates--Investment advisory fees (Note 2) .........        82,501
Accrued expenses and other liabilities ...........................        31,904
                                                                    ------------
 Total liabilities ...............................................     5,449,583
                                                                    ------------
Net Assets .......................................................  $252,335,712
                                                                    ============
REPRESENTED BY:
Paid-in capital for beneficial interests .........................  $252,335,712
                                                                    ============

See notes to financial statements

 Balanced Portfolio
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS

 For the Six Months Ended June 30, 1997 (unaudited)

INVESTMENT INCOME:
Interest ...........................................  $ 3,766,241
Dividends ..........................................      755,569
                                                      -----------
 Total investment income ...........................                 $ 4,521,810

EXPENSES:
Investment advisory fees (Note 2) ..................      488,379
Administrative fees (Note 3) .......................       61,047
Expense fees (Note 6) ..............................      122,096
                                                      -----------
 Total expenses ....................................                     671,522
                                                                     -----------
 Net investment income .............................                   3,850,288
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions
  and futures contracts ............................                  15,781,020
Unrealized appreciation (depreciation) of investments
 and futures contracts
  Beginning of period ..............................   23,092,617
  End of period ....................................   30,807,820
                                                      -----------
 Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ............                   7,715,203
                                                                     -----------
 Net realized and unrealized gain on investments
   and futures contracts ...........................                  23,496,223
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $27,346,511
                                                                     ===========

See notes to financial statements

 Balanced Portfolio
===============================================================================

 STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED          YEAR ENDED
                                                                      JUNE 30, 1997           DECEMBER 31,
                                                                       (UNAUDITED)                1996
                                                                      --------------           ----------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................................    $   3,850,288            $  8,718,839
Net realized gain from investment transactions
  and futures contracts .........................................       15,781,020              17,739,660
Net change in unrealized appreciation (depreciation) of
 investments and futures contracts ..............................        7,715,203              (7,087,703)
                                                                      ------------            ------------
 Net increase in net assets resulting from operations ...........       27,346,511              19,370,796
                                                                      ------------            ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions .....................................        4,866,774              18,210,247
Value of withdrawals ............................................      (27,403,641)            (41,573,741)
                                                                     -------------           -------------
 Net decrease in net assets from capital transactions ...........      (22,536,867)            (23,363,494)
                                                                     -------------           -------------

NET INCREASE (DECREASE) IN NET ASSETS ...........................        4,809,644              (3,992,698)
NET ASSETS:
Beginning of period .............................................      247,526,068             251,518,766
                                                                      ------------            ------------
End of period ...................................................     $252,335,712            $247,526,068
                                                                      ============            =============

See notes to financial statements

 Balanced Portfolio
===============================================================================

 FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED               MAY 1, 1994
                                                  SIX MONTHS ENDED       DECEMBER 30, 1997        (COMMENCEMENT)
                                                   JUNE 30, 1997         -----------------       OF OPERATIONS) TO
                                                   (UNAUDITED)           1996       1995         DECEMBER 31, 1994
                                                   -----------           ----       ----         -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ..         $252,336           $247,526     $251,519          $228,948
Ratio of expenses to average net assets ....            0.55% *            0.55%        0.53%             0.51%*
Ratio of net investment income to average
  net assets ...............................            3.15%            * 3.50%        3.69%             3.53%*
Portfolio turnover .........................              71%               241%         210%              105%
Average commission rate per share (A) ......          $0.0565            $0.0589          N/A              N/A

 *  Annualized

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

Balanced Portfolio
===============================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. TBA PURCHASE COMMITMENTS -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

G. Futures Contracts -- The Portfolios may engage in futures transactions. The Portfolios may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES

The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $488,379 for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $61,047 for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, other than short-term obligations, aggregated $170,934,502 and $169,302,435, respectively, for the six months ended June 30, 1997. Purchases and sales of U.S. Government securities aggregated to $45,234,871 and $36,080,289, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .....................   $223,018,886
                                       ============

Gross unrealized appreciation ......   $ 31,705,213
Gross unrealized depreciation ......       (897,393)
                                       ------------
Net unrealized appreciation ........   $ 30,807,820
                                       ============

(6) EXPENSE FEES

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

(7) LINE OF CREDIT

The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Portfolio was $522. Since the line of credit was established, there have been no borrowings.